Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-lived intangible assets, gross carrying amount		$ 4,160
Finite-lived intangible assets, accumulated amortization	$ (2,470)	(2,268)
Finite-lived intangible assets, unamortized intangible assets	2,058	1,892
Goodwill	802
Goodwill	802	0
Intangible assets (including goodwill), gross carrying amount	5,330
Intangible assets, unamortized intangible assets	2,860
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	3,954	3,739
Finite-lived intangible assets, accumulated amortization	(2,350)	(2,240)
Finite-lived intangible assets, unamortized intangible assets	1,604	1,499
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	421
Finite-lived intangible assets, accumulated amortization	(120)	(28)
Finite-lived intangible assets, unamortized intangible assets	$ 454	$ 393